Income


                               SEMI-ANNUAL REPORT

                                 MARCH 31, 1999
                                   (Unaudited)
                               --------------------



                              SHORT TERM GOVERNMENT
                                   INCOME FUND
                               -------------------


                            INSTITUTIONAL GOVERNMENT
                                   INCOME FUND
                             -----------------------


                                  MONEY MARKET
                                      FUND
                                  ------------


                                  INTERMEDIATE
                                    BOND FUND
                                  -------------


                                INTERMEDIATE TERM
                                   GOVERNMENT
                                   INCOME FUND
                                ------------------


                                 ADJUSTABLE RATE
                                 U.S. GOVERNMENT
                                 SECURITIES FUND
                                 ----------------


                                      LOGO

                            Countrywide Investments

LETTER FROM THE CHAIRMAN
================================================================================
PHOTO
Angelo R. Mozilo

Dear Shareholders:

Thirty years ago, David Loeb and I had an ambitious vision for a new mortgage lending company. As we pondered a name for the company, we thought big:
Worldwide. But even the two of us, as ambitious as we were, could not conceive of a global reach for the company. After rejecting Nationwide, we settled on Countrywide and the rest is history. Now it seems our dreams were too modest. On February 17, Countrywide signed a letter of intent to form a European mortgage banking joint venture with Woolwich, plc, one of the five largest mortgage originators and servicers in the United Kingdom. The initial purpose of the joint venture is to provide fee-based mortgage services for Woolwich, which has a mortgage servicing portfolio equivalent to $40 billion, annual fundings equivalent to $10 billion and mortgage operations in France and Italy. The joint venture will also market its services to other lenders throughout the European Union.

Growth and change are crucial to our success at Countrywide. New ideas and the latest technology -- as well as huge ambition and passion to be the best -- made us the nation's largest independent residential mortgage lender and servicer. This philosophy also applies to the many Countrywide subsidiaries, including Countrywide Investments. We are committed to creating value for our shareholders by offering a variety of investment opportunities. There are currently 17 funds offered through Countrywide Investments, each designed to fulfill specific financial needs. As the merger and acquisition team adds new funds, shareholders will enjoy an even broader range of investment choices. Just as Countrywide Home Loans delivers the American dream of homeownership, Countrywide Investments brings financial dreams within the reach of every investor. Whether planning for a family, college education or retirement, Countrywide Investments makes saving and investing money easy and convenient.

Thank you for choosing Countrywide Investments for your financial planning needs. We hope our services will bring you the financial rewards of careful planning and big dreams.



Sincerely,
/s/ Angelo R. Mozilo
Angelo R. Mozilo
Chairman
Countrywide Home Loans, Inc.

LETTER FROM THE PRESIDENT
================================================================================
PHOTO
Robert H. Leshner

Dear Fellow Shareholders:

We are pleased to present Countrywide Investment Trust's semi-annual report for the six months ended March 31, 1999. This report provides financial data and performance information for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. These Funds represent the six taxable money market and bond products currently offered among the 17 mutual funds which comprise the Countrywide Family of Funds.

For the ninth consecutive year, the U.S. economy continued its longest peacetime expansion on record and the second longest this century. The Dow Jones Industrial Average reached a milestone when it closed above 10,000. A more significant figure was the U.S. unemployment rate, which dropped to a 29-year low. Other indicators of a healthy economy included: inflation below 2%, low interest rates, rising consumer confidence, strong consumer spending, strong U.S. dollar and rebounding corporate profits.

The flight to quality that occurred in the fixed income markets during the fourth quarter of 1998 was reversed during the first quarter of 1999, as confident investors seemed willing to assume greater investment risk. The robust economy caused yields in the Treasury market to rise about 0.5% in all but the shortest maturities. The yield on the Treasury's 30-year bond rose to 5.6%, up from last year's low of 4.7%. We expect spreads between Treasuries and more risky fixed-income investments to continue to narrow. Because the outlook for inflation remains constructive, we expect interest rates to consolidate, setting the stage for attractive total return in bonds.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to continued service to you in the future.

Sincerely,
/S/ Robert H. Leshner
Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (Unaudited)

=============================================================================================================
                                                              Short Term   Institutional          Money
                                                              Government    Government            Market
                                                              Income Fund    Income Fund          Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost..................................   $   34,353,984    $  24,966,743     $  33,831,768
                                                           ==============   ===============   ===============
   At amortized cost....................................   $   34,168,293    $  24,933,547     $  33,781,988
                                                           ==============   ===============   ===============
   At market value (Note 2) ............................   $   34,168,293    $  24,933,547     $  33,781,988
Repurchase agreements (Note 2)..........................       71,200,000       17,300,000                --
Cash ...................................................               --            1,722                --
Interest receivable.....................................          575,558          421,516           301,180
Organization costs, net (Note 2)........................               --               --             9,521
Other assets............................................           23,851           16,147            13,104
                                                           --------------   ---------------   ---------------
   TOTAL ASSETS.........................................      105,967,702       42,672,932        34,105,793
                                                           --------------   ---------------   ---------------

LIABILITIES
Bank overdraft..........................................           57,871               --             1,881
Dividends payable.......................................            4,431           17,328            53,334
Payable for securities purchased........................               --               --           250,611
Payable to affiliates (Note 4)..........................           64,213           11,230             2,473
Other accrued expenses and liabilities..................           16,647            9,569            12,273
                                                           --------------   ---------------   ---------------
   TOTAL LIABILITIES ...................................          143,162           38,127           320,572
                                                           --------------   ---------------   ---------------

NET ASSETS  ............................................   $  105,824,540    $  42,634,805     $  33,785,221
                                                           ==============   ===============   ===============
Net assets consist of:
Paid-in capital.........................................   $  105,824,540    $  42,657,148     $  33,791,623
Accumulated net realized losses from security transactions             --          (22,343)           (6,402)
                                                           --------------   ---------------   ---------------
Net assets .............................................   $  105,824,540    $  42,634,805     $  33,785,221
                                                           ==============   ===============   ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) .      105,824,540       42,657,148        33,791,623
                                                           ==============   ===============   ===============

Net asset value, offering price and redemption price
   per share (Note 2) ..................................   $         1.00    $        1.00     $        1.00
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1999 (Unaudited)
=============================================================================================================
                                                                                                 Adjustable
                                                                              Intermediate       Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost..................................   $   17,226,384    $  45,833,145     $   9,313,385
                                                           ==============   ===============   ===============

   At amortized cost ...................................   $   17,226,614    $  45,652,067     $   9,313,484
                                                           ==============   ===============   ===============

   At market value (Note 2) ............................   $   17,159,429    $  46,603,706     $   9,355,950
Cash ...................................................               --              921               855
Interest receivable ....................................          265,756          705,213            60,817
Receivable for capital shares sold......................            1,657           11,195            45,474
Receivable for principal paydowns.......................          538,583               --            22,650
Organization costs, net (Note 2)........................            9,521               --                --
Other assets............................................           11,322           13,488            16,243
                                                           --------------   ---------------   ---------------
   TOTAL ASSETS ........................................       17,986,268       47,334,523         9,501,989
                                                           --------------   ---------------   ---------------

LIABILITIES
Dividends payable ......................................           30,475           24,156             3,390
Payable for capital shares redeemed ....................           14,362           41,509            48,999
Payable for securities purchased........................        1,016,562               --                --
Payable to affiliates (Note 4) .........................            4,647           27,451             1,136
Other accrued expenses and liabilities..................            7,997           11,641             6,839
                                                           --------------   ---------------   ---------------
   TOTAL LIABILITIES ...................................        1,074,043          104,757            60,364
                                                           --------------   ---------------   ---------------
NET ASSETS .............................................   $   16,912,225    $  47,229,766     $   9,441,625
                                                           ==============   ===============   ===============

Net assets consist of:
Paid-in capital ........................................   $   17,042,796    $  48,665,239     $  10,708,715
Accumulated net realized losses from security transactions        (63,386)      (2,387,112)       (1,309,556)
Net unrealized appreciation (depreciation) on investments         (67,185)         951,639            42,466
                                                           --------------   ---------------   ---------------
Net assets..............................................   $   16,912,225    $  47,229,766     $   9,441,625
                                                           ==============   ===============   ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)..        1,713,307        4,405,457           972,738
                                                           ==============   ===============   ===============

Net asset value and redemption price per share (Note 2).   $         9.87    $       10.72     $        9.71
                                                           ==============   ===============   ===============

Maximum offering price per share (Note 2)...............   $        10.07    $       10.94     $        9.91
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1999 (Unaudited)
=============================================================================================================
                                                              Short Term      Institutional     Money
                                                              Government       Government       Market
                                                              Income Fund      Income Fund       Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .....................................   $    2,608,593    $   1,247,594     $     717,789
                                                            --------------   ---------------   ---------------
EXPENSES
   Investment advisory fees (Note 4) ...................          251,327           49,032            67,528
   Transfer agent fees (Note 4) ........................           85,721            9,115            12,596
   Distribution expenses (Note 4).......................           61,184            2,503             4,862
   Postage and supplies.................................           31,665            2,987            10,192
   Accounting services fees (Note 4)....................           18,000           13,500            12,000
   Registration fees....................................           13,159            3,852            11,605
   Custodian fees ......................................           11,704            8,103             6,446
   Professional fees ...................................            8,550            6,449             7,649
   Standard & Poor's rating expense.....................            6,111            6,111                --
   Trustees' fees and expenses .........................            3,528            3,528             3,528
   Insurance expense....................................            3,780            2,676             3,300
   Reports to shareholders .............................            6,392              683             1,109
   Amortization of organization costs (Note 2)..........               --               --             3,178
   Pricing expense......................................              448              934               567
   Other expenses ......................................            2,694            1,112             1,612
                                                           --------------   ---------------   ---------------

     TOTAL EXPENSES.....................................          504,263          110,585           146,172
   Fees waived by the Adviser (Note 4) .................               --         ( 12,521 )        ( 58,616 )
                                                           --------------   ---------------   ---------------

     NET EXPENSES.......................................          504,263           98,064            87,556
                                                           --------------   ---------------   ---------------

NET INVESTMENT INCOME ..................................        2,104,330        1,149,530           630,233
                                                           --------------   ---------------   ---------------

NET REALIZED LOSSES FROM SECURITY
   TRANSACTIONS  .......................................               --            ( 601 )           ( 617 )
                                                           --------------   ---------------   ---------------


NET INCREASE IN NET ASSETS FROM OPERATIONS  ............   $    2,104,330    $   1,148,929     $     629,616
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1999 (Unaudited)
============================================================================================================
                                                                                                 Adjustable
                                                                              Intermediate       Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ............................................   $      596,141    $   1,562,978     $     302,320
   Dividends............................................            4,969               --                --
                                                           --------------   ---------------   ---------------
     TOTAL INVESTMENT INCOME............................          601,110        1,562,978           302,320
                                                           --------------   ---------------   ---------------
EXPENSES
   Investment advisory fees (Note 4)....................           43,327          121,155            25,001
   Distribution expenses (Note 4).......................            5,281           32,577             3,936
   Accounting services fees (Note 4)....................           12,000           13,000            15,000
   Transfer agent fees (Note 4).........................            6,000           19,958             6,479
   Professional fees....................................           11,369           13,169            10,919
   Registration fees....................................            9,321            8,869             8,477
   Postage and supplies.................................            2,805           14,156             5,448
   Custodian fees.......................................            2,957            4,739             3,375
   Trustees' fees and expenses..........................            3,528            3,528             3,528
   Pricing expense......................................            3,014            1,961             1,339
   Standard & Poor's rating expense.....................               --               --             4,778
   Insurance expense....................................              975            2,412             1,050
   Reports to shareholders..............................              384            2,576               816
   Amortization of organization costs (Note 2)..........            3,178               --                --
   Other expenses.......................................              532            1,849               389
                                                           --------------   ---------------   ---------------
     TOTAL EXPENSES.....................................          104,671          239,949            90,535
   Fees waived and/or expenses reimbursed
          by the Adviser (Note 4)                                 (22,349)              --           (53,034)
                                                           --------------   ---------------   ---------------
     NET EXPENSES.......................................           82,322          239,949            37,501
                                                           --------------   ---------------   ---------------

NET INVESTMENT INCOME ..................................          518,788        1,323,029           264,819
                                                           --------------   ---------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains from security transactions .......          143,327          357,350                --
   Net change in unrealized appreciation/
       depreciation on investments                             (1,093,408)      (2,258,387)            7,784
                                                           --------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS  .....................................        ( 950,081)     ( 1,901,037 )           7,784
                                                           --------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS  ....................................   $    ( 431,293)   $   ( 578,008 )   $     272,603
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1999 and September 30, 1998
==============================================================================================================
                                                           Short Term                   Institutional
                                                          Government                     Government
                                                          Income Fund                    Income Fund

                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     March 31,        Ended         March 31,        Ended
                                                       1999         Sept. 30,         1999         Sept. 30,
                                                    (Unaudited)       1998         (Unaudited)       1998
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income.......................   $  2,104,330    $  4,475,134    $ 1,149,530    $ 2,598,205
   Net realized gains (losses)
    from security transactions                              --              --          (601)             22
                                                  ------------   --------------  -------------  -------------
Net increase in net assets from operations.....      2,104,330       4,475,134      1,148,929      2,598,227
                                                  ------------   --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................     (2,104,330)     (4,475,134)    (1,149,530)    (2,598,205)
                                                  ------------   --------------  -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Proceeds from shares sold ..................    166,538,119     301,198,180     37,058,899    179,615,316
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   2,055,487       4,351,699      1,026,487      2,187,984
   Payments for shares redeemed................   (165,250,454)   (299,865,173)   (40,247,103)   (198,254,085)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets
   from capital share transactions.............      3,343,152       5,684,706     (2,161,717)    (16,450,785)
                                                  ------------   --------------  -------------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS   ............................      3,343,152       5,684,706      (2,162,318)   (16,450,763)

NET ASSETS
   Beginning of period.........................    102,481,388      96,796,682     44,797,123     61,247,886
                                                  ------------   --------------  -------------  -------------
   End of period...............................   $105,824,540    $102,481,388    $42,634,805    $44,797,123
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1999 and September 30, 1998
============================================================================================================
                                                        Money Market Fund           Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     March 31,        Ended         March 31,        Ended
                                                       1999         Sept. 30,         1999         Sept. 30,
                                                    (Unaudited)       1998         (Unaudited)       1998
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................   $    630,233    $  3,176,021    $   518,788    $ 1,372,174
   Net realized gains (losses) from
      security transactions                               (617)         (2,025)       143,327        (12,654)
   Net change in unrealized appreciation/depreciation
     on investments............................             --            --       (1,093,408)       808,743
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in
     net assets from operations                        629,616       3,173,996      (431,293)     2,168,263
                                                  ------------   --------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................       (630,233)     (3,176,021)     (522,821)    (1,368,141)
   From net realized gains ....................             --              --      (137,666)            --
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions
   to shareholders.............................       (630,233)     (3,176,021)     (660,487)    (1,368,141)
                                                  ------------   --------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Proceeds from shares sold ..................     36,988,363     317,725,801      4,022,038     19,932,790
   Net asset value of shares issued
     reinvestment of distributions to shareholders     314,123         674,014        402,475        529,889
   Payments for shares redeemed ...............    (22,008,512)   (373,726,925)   (10,138,619)   (13,215,521)
                                                  ------------   --------------  -------------  -------------
 Net increase (decrease) in net assets
   from capital share transactions.............     15,293,974     (55,327,110)    (5,714,106)     7,247,158
                                                  ------------   --------------  -------------  -------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS  .............................     15,293,357     (55,329,135)    (6,805,886)     8,047,280

NET ASSETS
   Beginning of period.........................     18,491,864      73,820,999     23,718,111     15,670,831
                                                  ------------   --------------  -------------  -------------
   End of period...............................   $ 33,785,221    $ 18,491,864    $16,912,225    $23,718,111
                                                  ============   ==============  =============  =============

UNDISTRIBUTED NET INVESTMENT
   INCOME .....................................   $         --    $         --    $        --    $     4,033
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1999 and September 30, 1998

============================================================================================================
                                                        Intermediate Term               Adjustable Rate
                                                          Government                    U.S. Government
                                                           Income Fund                  Securities Fund

                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     March 31,        Ended         March 31,        Ended
                                                       1999         Sept. 30,         1999         Sept. 30,
                                                    (Unaudited)       1998         (Unaudited)       1998
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................   $  1,323,029    $  2,843,742    $   264,819    $   787,590
   Net realized gains (losses)
     from security transactions                        357,350         157,123             --        (58,901)
   Net change in unrealized appreciation/depreciation
     on investments............................     (2,258,387)      2,055,577          7,784       (152,939)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets from
       operations                                     (578,008)      5,056,442        272,603       575,750
                                                    ------------   --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income..................     (1,323,029)     (2,843,742)      (264,819)     (787,590)
                                                  ------------   --------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Proceeds from shares sold ..................      6,587,408      14,138,086      1,510,197      8,356,993
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   1,168,274       2,507,687        243,306        716,956
   Payments for shares redeemed ...............     (9,792,900)    (20,723,242)    (2,935,293)   (21,448,205)
                                                  ------------   --------------  -------------  -------------
Net decrease in net assets
   from capital share transactions ............     (2,037,218)     (4,077,469)    (1,181,790)   (12,374,256)
                                                  ------------   --------------  -------------  -------------

TOTAL DECREASE IN NET ASSETS  .................     (3,938,255)     (1,864,769)    (1,174,006)   (12,586,096)

NET ASSETS
   Beginning of period.........................     51,168,021      53,032,790     10,615,631     23,201,727
                                                  ------------   --------------  -------------  -------------
   End of period...............................   $ 47,229,766    $ 51,168,021    $ 9,441,625    $10,615,631
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==============================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1999
                                            (Unaudited)   1998       1997       1996        1995       1994
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net investment income ...................       0.020      0.046      0.044      0.044      0.046      0.027
                                            ---------- ----------  ---------  ---------  ---------  ---------

Dividends from net investment income.....      (0.020)    (0.046)    (0.044)    (0.044)    (0.046)    (0.027)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ========== ==========  =========  =========  =========  =========

Total return ............................       4.00%(B)    4.74%      4.53%      4.51%      4.69%      2.72%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's) .....    $105,825   $102,481   $ 96,797   $ 91,439    $87,141    $89,708
                                            ========== =========  ==========  =========  =========  =========

Ratio of net expenses to average
       net assets(A)                            0.95%(B)   0.91%      0.97%      0.99%      0.99%     0.99%

Ratio of net investment income to
average net assets                               3.96%(B)   4.63%      4.43%      4.42%      4.59%     2.69%


---------------------------------------------------------------------------------------------------------------
(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.94%
    for the year ended September 30, 1998.
(B) Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==============================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1999
                                            (Unaudited)   1998       1997       1996        1995       1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net investment income....................       0.023      0.052      0.051      0.051      0.053      0.034
                                            ---------- ----------  ---------  ---------  ---------  ---------

Dividends from net investment income.....    ( 0.023 )   ( 0.052)   ( 0.051 )  ( 0.051 )  ( 0.053 )  ( 0.034 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ========== ==========  =========  =========  =========  =========

Total return.............................       4.74%(B)    5.30%      5.17%      5.18%      5.42%      3.43%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)......    $ 42,635   $ 44,797   $ 61,248   $ 39,382    $36,009    $41,769
                                            ========== ==========  =========  =========  =========  =========

Ratio of net expenses to average net assets(A)   0.40%(B)   0.40%      0.40%      0.40%      0.40%      0.40%

Ratio of net investment income to
  average net assets                             4.69%(B)   5.17%      5.07%      5.06%      5.30%      3.41%

-------------------------------------------------------------------------------------------------------------
(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.45%(B)
    for the six months ended March 31, 1999 and 0.45%, 0.45%, 0.49%, 0.42% and 0.42% for the years ended
    September 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 4).
(B) Annualized.

See accompanying notes to financial statements.


MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
                                                   Six Months
                                                      Ended       Year      One Month     Year       Period
                                                    March 31,     Ended       Ended       Ended       Ended
                                                      1999      Sept. 30,   Sept. 30   August 31,  August 31,
                                                   (Unaudited)    1998       1997(A)      1997       1996(B)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ----------   ---------   ----------   ---------   ---------

Net investment income...........................       0.023       0.050       0.004       0.050       0.046(C)
                                                  ----------   ---------   ----------   ---------   ---------

Dividends from net investment income............      (0.023)     (0.050)     (0.004)     (0.050)     (0.046)
                                                  ----------   ---------   ----------   ---------   ---------

Net asset value at end of period................    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ==========   =========   ==========   =========   =========

Total return ...................................       4.72%(E)    5.07%       4.99%(E)    5.14%       4.70%
                                                  ==========   =========   ==========   =========   =========

Net assets at end of period (000's).............    $ 33,785    $ 18,492    $ 73,821    $ 94,569     $76,363
                                                  ==========   =========   ==========   =========   =========

Ratio of net expenses to average net assets(D) .       0.65%(E)    0.79%        0.80%(E)    0.65%       0.65%(E)

Ratio of net investment income to average net assets   4.67%(E)    4.95%        4.99%(E)    5.03%       4.94%(E)


--------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.08%(E), 0.79% and 0.99%(E) for the periods ended March 31, 1999, and August 31, 1997 and 1996, respectively (Note 4).
(E) Annualized.

See accompanying notes to financial statements.


INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
=============================================================================================================
                                                   Six Months
                                                      Ended       Year      One Month     Year       Period
                                                    March 31,     Ended       Ended       Ended       Ended
                                                      1999      Sept. 30,   Sept. 30   August 31,  August 31,
                                                   (Unaudited)    1998       1997(A)      1997       1996(B)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  10.50    $  10.09    $  10.00    $   9.75     $ 10.00
                                                  ----------   ---------   ----------   ---------   ---------
Income (loss) from investment operations:
   Net investment income........................        0.30        0.62        0.05        0.62        0.57(C)
   Net realized and unrealized gains (losses)
     on investments.............................       (0.55)       0.41        0.09        0.28       (0.25)(C)
                                                  ----------   ---------   ----------   ---------   ---------
Total from investment operations................       (0.25)       1.03        0.14        0.90        0.32
                                                  ----------   ---------   ----------   ---------   ---------

Less distributions:
   Dividends from net investment income.........       (0.30)      (0.62)      (0.05)      (0.62)      (0.57)
   Distributions from net realized gains........       (0.08)         --          --       (0.03)         --
                                                  ----------   ---------   ----------   ---------   ---------
Total distributions.............................       (0.38)      (0.62)      (0.05)      (0.65)      (0.57)
                                                  ----------   ---------   ----------   ---------   ---------

Net asset value at end of period................    $   9.87    $  10.50    $  10.09    $  10.00     $  9.75
                                                  ==========   =========   ==========   =========   =========

Total return(D) ................................       (2.37%)     10.54%       1.41%       9.48%       3.23%
                                                  ==========   =========   ==========   =========   =========

Net assets at end of period (000's).............    $ 16,912    $ 23,718    $ 15,671    $ 15,114     $13,357
                                                  ==========   =========   ==========   =========   =========

Ratio of net expenses to average net assets(E) .        0.95%(F)    0.95%       0.95%(F)    0.85%       0.68%(F)

Ratio of net investment income to average net assets    6.00%(F)    6.08%       6.18%(F)    6.26%       6.31%(F)

Portfolio turnover rate.........................          68%(F)      63%          0%         41%         12%

--------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (October 3, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.21%(F), 0.98%, 1.38%(F), 1.53% and 2.04%(F) for the periods ended March 31, 1999, September 30,
    1998 and 1997, and August 31, 1997 and 1996, respectively (Note 4).
(F) Annualized.

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==============================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1999
                                            (Unaudited)   1998       1997       1996        1995       1994
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...    $  11.15   $  10.67   $  10.49   $  10.73    $ 10.14    $ 11.59
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income (loss) from investment operations:
   Net investment income.................        0.30       0.61       0.61       0.61       0.64       0.56
Net realized and unrealized gains (losses)
     on investments......................      (0.43)      0.48       0.18       (0.24)      0.59      (1.32)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations.........      (0.13)      1.09       0.79        0.37       1.23      (0.76)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Less distributions:
   Dividends from net investment income..      (0.30)     (0.61)     (0.61)      (0.61)     (0.64)     (0.56)
   Distributions from net realized gains.          --         --         --         --         --      (0.13)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total distributions......................      (0.30)     (0.61)     (0.61)      (0.61)     (0.64)     (0.69)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $  10.72   $  11.15   $  10.67   $  10.49    $ 10.73    $ 10.14
                                            ========== ==========  =========  =========  =========  =========

Total return(A) .........................       (1.21%)    10.54%      7.74%      3.55%     12.52%     (6.76%)
                                            ==========  =========  =========  =========  =========  =========

Net assets at end of period (000's)......    $ 47,230   $ 51,168   $ 53,033   $ 56,095    $56,969    $64,395
                                            ========== ==========  =========  ========  ==========  =========

Ratio of expenses to average net assets..       0.99%(B)    0.99%      0.99%      0.99%      0.99%      0.99%

Ratio of net investment income to
  average net assets......................      5.46%(B)    5.64%      5.78%      5.75%      6.17%      5.17%

Portfolio turnover rate..................         49%(B)      29%        49%        70%        58%       236%
--------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==============================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1999
                                            (Unaudited)   1998       1997       1996        1995       1994
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $   9.69   $   9.85   $   9.81   $   9.78    $  9.82    $ 10.01
                                            ---------- ----------  ---------  ---------  ---------  ---------
Income from investment operations:
   Net investment income  ...............        0.25       0.53       0.57       0.57       0.55       0.39
   Net realized and unrealized gains (losses)
     on investments......................        0.02     (0.16)       0.04       0.03      (0.04)    (0.18)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations ........        0.27       0.37       0.61       0.60       0.51       0.21
                                            ---------- ----------  ---------  ---------  ---------  ---------
Less distributions:
   Dividends from net investment income..       (0.25)     (0.53)     (0.57)     (0.57)     (0.55)     (0.39)
   Distributions from net realized gains.          --         --         --         --         --      (0.01)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total distributions .....................       (0.25)     (0.53)     (0.57)     (0.57)     (0.55)     (0.40)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period ........    $   9.71   $   9.69   $   9.85   $   9.81    $  9.78    $  9.82
                                            ========== ==========  =========  =========  =========  =========

Total return(A) .........................       2.87%      3.88%      6.34%      6.32%      5.33%      2.09%
                                            ========== ==========  =========  =========  =========  =========


Net assets at end of period (000's) .....    $  9,442   $ 10,616   $ 23,202   $ 11,732    $20,752    $37,572
                                            ========== ==========  =========  =========  =========  =========

Ratio of net expenses to average net assets(B)   0.75%(C)   0.75%      0.75%      0.75%      0.75%      0.68%

Ratio of net investment income to
average net assets.......................        5.30%(C)   5.47%      5.73%      5.91%      5.57%      3.91%

Portfolio turnover rate .................         46%(C)      45%        58%        44%       115%        81%

--------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.81%(C) for the six months ended March 31,1999 and 1.37%, 1.47%, 1.46%, 1.21% and 0.78% for
    the years ended September 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1999 (Unaudited)
================================================================================
1.  ORGANIZATION
The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund (individually, a Fund and, collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U. S. Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. The maturity composition of the Fund's portfolio of fixed-income securities is adjusted in response to market conditions and expectations.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed by the U. S. Government, its agencies or instrumentalities. It is anticipated that by investing primarily in mortgage-rated securities which have adjustable rates of interest, the Fund will achieve a less volatile net asset value than is characteristic of investments in mortgage-related securities paying fixed rates of interest.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund is equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund and Intermediate Bond Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 1998, the Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $21,742, $3,760, $21,290, $2,744,462 and
$1,252,395, respectively. In addition, the Money Market Fund and Adjustable Rate U.S. Government Securities Fund elected to defer until its subsequent tax year $2,025 and $57,161, respectively, of capital losses incurred after October 31, 1997. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 1999:


-------------------------------------------------------------------------------------------------------------
                                                                                                 Adjustable
                                                                              Intermediate        Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund
                                                           --------------   ---------------   ---------------
Gross unrealized appreciation...........................   $      109,912    $   1,103,660     $      63,378

Gross unrealized depreciation...........................         (177,097)        (152,021)          (20,912)
                                                           --------------   ---------------   ---------------
Net unrealized appreciation (depreciation)   ...........   $     ( 67,185)   $     951,639     $      42,466
                                                           ==============   ===============   ===============

Federal income tax cost.................................   $   17,226,614    $  45,652,067     $   9,313,484
                                                           ==============   ===============   ===============

--------------------------------------------------------------------------------
3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 1999:



-----------------------------------------------------------------------------------------------------------
                                                                                                 Adjustable
                                                                              Intermediate        Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund
------------------------------------------------------------------------------------------------------------
Purchases of investment securities......................   $    5,484,650    $  11,631,846     $   2,254,683
                                                           ==============   ===============   ===============
Proceeds from sales and maturities of
      investment securities............................    $   12,006,744    $   13,838,013    $     2,108,594
                                                           ==============   ===============   ===============

--------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES
The Chairman, President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended March 31, 1999, the Adviser waived $12,521 of its advisory fees for the Institutional Government Income Fund; waived $58,616 of its advisory fees for the Money Market Fund; waived $22,349 of its advisory fees for the Intermediate Bond Fund; and waived its advisory fees of $25,001 and reimbursed other operating expenses of $28,033 for the Adjustable Rate U.S. Government Securities Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses of the Money Market Fund and Intermediate Bond Fund to 0.80% and 0.95%, respectively, of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from each of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, subject to a $1,000 minimum monthly fee for each Fund. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,000 from the Short Term Government Income Fund, $2,000 from each of the Institutional Government Income Fund, Money Market Fund and Intermediate Bond Fund and $2,500 from each of the Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $2,437, $4,506 and $1,074 from underwriting and broker commissions on the sale of shares of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, respectively, for the six months ended March 31, 1999.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution under which shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.35% of each Fund's average daily net assets, except for the Institutional Government Income Fund for which the annual limitation is 0.10% of its average daily net assets.

5.  Capital Share Transactions
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:


-------------------------------------------------------------------------------------------------------------
                                                                     Intermediate Term       Adjustable Rate
                                               Intermediate Bond        Government           U.S. Government
                                                     Fund               Income Fund          Securities Fund
-------------------------------------------------------------------------------------------------------------
                                            Six Months            Six Months             Six Months
                                               Ended      Year       Ended      Year        Ended      Year
                                             March 31,    Ended    March 31,    Ended     March 31,    Ended
                                               1999     Sept. 30,    1999     Sept. 30,     1999     Sept. 30,
                                            (Unaudited)   1998    (Unaudited)   1998     (Unaudited)   1998
-------------------------------------------------------------------------------------------------------------
Shares sold..............................    386,966   1,947,922    603,064   1,312,955   156,458    852,470
Shares issued in reinvestment of
  distributions to shareholders..........     39,858      51,693    107,168     232,218    25,200     73,312
Shares redeemed..........................   (971,811) (1,294,973)  (893,272) (1,926,636) (304,247)(2,186,125)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net increase (decrease) in
shares outstanding.......................   (544,987)    704,642   (183,040)   (381,463) (122,589)(1,260,343)
Shares outstanding, beginning of period..  2,258,294   1,553,652  4,588,497   4,969,960 1,095,327  2,355,670
                                            ---------- ----------  ---------  ---------  ---------  ---------
Shares outstanding, end of period........  1,713,307   2,258,294  4,405,457   4,588,497   972,738  1,095,327
                                            ---------- ----------  ---------  ---------  ---------  ---------

--------------------------------------------------------------------------------
Share transactions for the Short Term Government Income Fund, Institutional Government Income Fund and Money Market
Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.


SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
============================================================================================================
       Par                                                                                        Market
      Value      U.S. TREASURY OBLIGATIONS-- 32.3%                                                 Value
------------------------------------------------------------------------------------------------------------
 $    4,000,000  U.S. Treasury Notes, 7.00%, 4/15/99........................................   $   4,003,704
      2,000,000  U.S. Treasury Notes, 6.375%, 4/30/99.......................................       2,001,185
      2,000,000  U.S. Treasury Notes, 6.25%, 5/31/99........................................       2,005,208
      3,000,000  U.S. Treasury Notes, 6.75%, 6/30/99........................................       3,015,131
      5,000,000  U.S. Treasury Notes, 6.375%, 7/15/99.......................................       5,024,821
      3,000,000  U.S. Treasury Notes, 6.00%, 8/15/99........................................       3,014,443
      4,000,000  U.S. Treasury Notes, 6.875%, 8/31/99.......................................       4,037,243
      2,000,000  U.S. Treasury Notes, 5.875%, 8/31/99.......................................       2,008,591
      5,000,000  U.S. Treasury Notes, 5.875%, 11/15/99......................................       5,035,231
      2,000,000  U.S. Treasury Notes, 5.625%, 11/30/99......................................       2,011,215
      2,000,000  U.S. Treasury Notes, 5.375%, 1/31/00.......................................       2,011,521
---------------                                                                               ---------------
 $   34,000,000  TOTAL U.S. TREASURY OBLIGATIONS
===============
                 (Amortized Cost  $34,168,293)..............................................   $  34,168,293
                                                                                              ---------------

=============================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS (Note A)-- 67.3%                                            Value
-------------------------------------------------------------------------------------------------------------
$   24,700,000  Prudential Securities, Inc., 4.95%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $24,703,396.........................................   $  24,700,000
     15,000,000  Morgan Stanley Dean Witter, Inc., 4.95%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $15,002,063.........................................      15,000,000
     15,000,000  Nesbitt Burns Securities, Inc., 4.85%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $15,002,021.........................................      15,000,000
      6,500,000  Nesbitt Burns Securities, Inc., 4.80%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $6,500,867..........................................       6,500,000
     10,000,000  Morgan Stanley Dean Witter, Inc., 4.88%, dated 3/31/99, due 4/07/99,
---------------     repurchase proceeds $10,001,356.........................................      10,000,000
                                                                                              ---------------
 $   71,200,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  71,200,000
---------------                                                                               ---------------

                 TOTAL INVESTMENT SECURITIES AND
                    REPURCHASE AGREEMENTS-- 99.6% ..........................................   $ 105,368,293

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ..............................         456,247
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $ 105,824,540
                                                                                              ===============

See accompanying notes to portfolios of investments and notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
=============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 58.5%                                                     Value
-------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ISSUES -- 57.3%
 $    1,870,000  FHLMC Discount Notes, 4/01/99..............................................   $   1,870,000
        210,000  FFCB Medium Term Notes, 5.50%, 4/01/99.....................................         210,000
        250,000  FHLB, 5.86%, 4/02/99.......................................................         250,003
        202,000  FHLMC Discount Notes, 4/06/99..............................................         201,864
        500,000  FHLB, 5.57%, 4/07/99.......................................................         499,995
        250,000  FHLB Medium Term Notes, 7.15%, 4/07/99.....................................         250,087
      2,000,000  FHLB Floating Rate Notes, 4.968%, 4/09/99 (Note B).........................       2,000,000
      1,000,000  FHLB, 5.65%, 4/09/99.......................................................       1,000,060
        500,000  FHLB, 6.60%, 4/13/99.......................................................         500,251
        423,000  FHLMC Discount Notes, 4/15/99..............................................         422,207
        535,000  FHLMC Discount Notes, 4/16/99..............................................         533,919
      1,000,000  FHLMC, 6.55%, 4/19/99......................................................       1,000,711
        511,000  FNMA Discount Notes, 4/23/99...............................................         509,454
        400,000  FFCB, 5.80%, 4/27/99.......................................................         400,160
      1,050,000  FHLB, 5.51%, 4/30/99.......................................................       1,050,268
        225,000  FFCB, 5.60%, 5/03/99.......................................................         225,077
        440,000  FFCB, 4.60%, 5/03/99.......................................................         439,865
        200,000  FNMA Medium Term Notes, 5.56%, 5/21/99.....................................         200,120
        255,000  FNMA Medium Term Notes, 5.65%, 5/26/99.....................................         255,138
        245,000  FFCB, 6.21%, 6/03/99.......................................................         245,190
        750,000  FNMA, 8.70%, 6/10/99.......................................................         755,231
        200,000  FFCB, 5.835%, 6/14/99......................................................         200,033
        250,000  FHLB, 5.63%, 6/15/99.......................................................         250,308
      2,000,000  SLMA Floating Rate Notes, 5.152%, 6/17/99 (Note B).........................       2,000,750
        450,000  FNMA Medium Term Notes, 6.06%, 6/21/99.....................................         450,924
        100,000  FHLB, 5.585%, 6/23/99......................................................         100,080
        150,000  FHLB, 8.60%, 6/25/99.......................................................         151,215
        250,000  FHLB, 5.51%, 7/06/99.......................................................         250,359
        450,000  FHLMC, 6.53%, 7/08/99......................................................         451,616
        185,000  FHLB, 6.315%, 7/09/99......................................................         185,522
        835,000  FNMA, 8.45%, 7/12/99.......................................................         842,482
        100,000  FHLB, 5.54%, 7/15/99.......................................................         100,066
        195,000  FHLMC, 7.125%, 7/21/99.....................................................         195,825
        225,000  FHLB, 8.45%, 7/26/99.......................................................         227,333
        200,000  FHLB, 6.26%, 8/09/99.......................................................         200,822
        415,000  FNMA, 6.35%, 8/10/99.......................................................         416,795
        270,000  FHLB, 5.524%, 8/12/99......................................................         270,353
        215,000  FHLB, 8.60%, 8/25/99.......................................................         218,087
        220,000  FNMA, 8.55%, 8/30/99.......................................................         223,040
        100,000  FHLB, 6.44%, 9/09/99.......................................................         100,443
        200,000  FHLB, 6.15%, 9/14/99.......................................................         200,872
        200,000  FNMA Medium Term Notes, 5.81%, 10/01/99....................................         200,750
        100,000  FHLB, 5.87%, 10/22/99......................................................         100,332
        500,000  FHLB, 5.00%, 10/28/99......................................................         499,917
        500,000  FHLB, 5.03%, 10/29/99......................................................         500,000
      1,863,000  FNMA, 8.35%, 11/10/99......................................................       1,898,596


INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (continued)
============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 58.5% (continued)                                         Value

------------------------------------------------------------------------------------------------------------
$       250,000  FHLMC, 6.60%, 11/12/99.....................................................   $     252,356
        200,000  FHLB, 5.825%, 11/26/99.....................................................         200,809
        500,000  FFCB, 5.63%, 12/09/99......................................................         501,825
        100,000  FHLB, 5.00%, 12/29/99......................................................          99,753
        320,000  FNMA, 6.10%, 2/10/00.......................................................         322,681
---------------                                                                               ---------------
 $   24,359,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------  (Amortized Cost $24,433,547)...............................................   $  24,433,547
                                                                                              ---------------

                 VARIABLE RATE DEMAND NOTES (Note C) -- 1.2%
 $      500,000  Illinois Student Loan Assistance Commission, Student Loan Rev, Ser. C, 4.88%, 12/01/22,
---------------     Guarantor SLMA (Amortized Cost $500,000)................................   $     500,000
                                                                                              ---------------

 $   24,859,000  TOTAL INVESTMENT SECURITIES
---------------  (Amortized Cost $24,933,547)...............................................   $  24,933,547
                                                                                              ---------------
=============================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS (Note A)-- 40.6%                                            Value
------------------------------------------------------------------------------------------------------------
$    7,300,000  Prudential Securities, Inc., 4.95%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $7,301,004..........................................   $   7,300,000
      6,000,000  Morgan Stanley Dean Witter, Inc., 4.95%, dated 3/31/99, due 4/01/99,
                    repurchase proceeds $6,000,825..........................................       6,000,000
      4,000,000  Morgan Stanley Dean Witter, Inc., 4.88%, dated 3/31/99, due 4/07/99,
---------------     repurchase proceeds $4,000,542..........................................       4,000,000
                                                                                              ---------------
 $   17,300,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  17,300,000
---------------                                                                               ---------------

                 TOTAL INVESTMENT SECURITIES AND
                    REPURCHASE AGREEMENTS-- 99.1% ..........................................   $  42,233,547

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ..............................         401,258
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  42,634,805
                                                                                              ---------------

See accompanying notes to portfolios of investments and notes to financial statements.


MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 100.0%                                                    Value
------------------------------------------------------------------------------------------------------------

                 VARIABLE RATE DEMAND NOTES (Note C) -- 45.3%
 $      240,000  Monroe Co., NY, IDA Rev., Ser. B, 5.20%, 10/01/00..........................   $     240,000
        500,000  Brownsburg, IN, EDR (Zanetis Ent.), 5.20%, 6/01/03.........................         500,000
        595,000  Community Health Systems, Ser. 1991B,  5.10%, 10/01/03.....................         595,000
        765,000  Maryland Stadium Auth. Sports Facilities Lease Rev., Ser. B, 5.30%, 12/15/03        765,000
        601,000  Illinois Development Finance Auth. IDR (Landcomp Corp.), 5.05%, 7/01/05....         601,000
        190,000  Schenectady, NY, IDR (JMR Development Co.), 5.10%, 12/01/07................         190,000
        825,000  Diamond Development Group, Inc., Ser. 1996, 5.05%, 9/01/08,................         825,000
      1,250,000  North Greenbush, NY, IDA Rev. (Virogenetics), 5.20%, 11/01/08..............       1,250,000
        830,000  Vista Funding Corp., 5.07%, 9/01/11........................................         830,000
      1,200,000  McCreary Co., KY, IDR (Le Sportsac, Inc.), 5.25%, 4/01/13..................       1,200,000
      1,500,000  South Central Communications Corp., Ser. 1998, 5.10%, 9/01/16..............       1,500,000
      1,000,000  Meriter Hospital, Inc., 5.05%, 12/01/16....................................       1,000,000
        980,000  Commonwealth of Virginia Housing Dev. Auth., 4.99%, 1/01/18................         980,000
        530,000  Ohio HFA Rev., Ser. 1998A-2, 5.05%, 7/01/18................................         530,000
        500,000  Ontario, CA, Rev. (Mission Oaks), 5.95%, 10/01/26..........................         500,000
      1,500,000  ABAG Fin. Auth for Nonprofit Corp., CA, COP, Ser. D, 5.10%, 10/01/27.......       1,500,000
      1,300,000  Illinois HFA Rev., Ser. 1998B (Elmhurst Memorial), 5.10%, 1/01/28..........       1,300,000
      1,000,000  American Healthcare Funding, 5.00%, 3/01/29................................       1,000,000
---------------                                                                               ---------------
 $   15,306,000  TOTAL VARIABLE RATE DEMAND NOTES
---------------  (Amortized Cost $15,306,000)...............................................   $  15,306,000
                                                                                              ---------------

                 FIXED RATE REVENUE BONDS -- 8.4%
 $      440,000  Cuyahoga Co., OH, EDR (Brownfield Redev.), 5.06%, 6/01/99..................   $     439,750
        535,000  St. Louis, MO, Municipal Fin. Corp. Firemans Retirement System, 5.85%, 8/01/99      536,101
        100,000  Emeryville, CA, Public Financing Authority Rev., 5.75%, 9/01/99............          99,958
        400,000  Chicago Tax Increment Allocation (Near South Proj.), 5.20%, 11/15/99.......         400,000
        425,000  South Adams Co., CO, Water and Sanitation Dist. Rev., 5.30%, 12/01/99......         425,000
        250,000  Lehigh Co., PA, General Purpose Rev. (St. Francis College), 5.50%,12/15/99.         250,000
        200,000  Umatilla Indian Reservation, OR, Ser. 1999B, 5.60%, 2/01/00................         200,000
        500,000  Hamilton, OH, Parking Garage Rev., 5.66%, 3/22/00..........................         501,200
---------------                                                                               ---------------
 $    2,850,000  TOTAL FIXED RATE REVENUE BONDS
---------------  (Amortized Cost $2,852,009)................................................   $   2,852,009
                                                                                              ---------------

                 CORPORATE NOTES -- 27.2%
 $      253,000  New England Telephone & Telegraph, 4.625%, 4/01/99.........................   $     253,000
        872,000  Citicorp, 9.00%, 4/15/99...................................................         873,171
        500,000  Bank of America Corp., 7.23%, 5/02/99......................................         500,862
        150,000  GMAC, 7.125%, 6/01/99......................................................         150,487
        384,000  Caterpillar Financial Services, 7.70%, 6/10/99.............................         385,884
        100,000  American General Finance, 8.50%, 6/15/99...................................         100,587
        247,000  Chase Manhattan Corp., 10.00%, 6/15/99.....................................         249,186
        200,000  GMAC, 8.625%, 6/15/99......................................................         201,437
        500,000  Florida Power & Light, 5.50%, 7/01/99......................................         500,356
        200,000  Ford Motor Credit Co., 7.40%, 7/07/99......................................         201,226
        245,000  Texaco Capital, 6.875%, 7/15/99............................................         246,090


MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
=============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 100.0% (continued)                                        Value
------------------------------------------------------------------------------------------------------------

$       200,000  Bankers Trust Corp., 6.625%, 7/30/99.......................................   $     200,853
        320,000  Citicorp, 9.75%, 8/01/99...................................................         324,624
        480,000  Morgan Stanley, Dean Witter, Discover & Co., 7.50%, 9/01/99................         484,513
        145,000  Merrill Lynch, 6.25%, 9/02/99..............................................         145,631
        660,000  Bear Stearns & Co., 7.625%, 9/15/99........................................         667,182
        402,000  Ford Motor Credit Co., 6.375%, 9/15/99.....................................         403,763
        378,000  Ford Motor Credit Co., 7.75%, 10/01/99.....................................         382,626
        130,000  Transamerica Financial Corp., 8.75%, 10/01/99..............................         132,192
        130,000  American General Corp., 7.70%, 10/15/99....................................         131,558
        525,000  International Lease Finance Corp., 6.125%, 11/01/99........................         527,747
        227,000  Ford Motor Credit Co., 7.50%, 11/15/99.....................................         229,869
        370,000  General Electric Capital Corp., 6.93%, 11/19/99............................         373,960
        175,000  Associates Corp, NA, 8.25%, 12/01/99.......................................         178,450
        250,000  BP America, Inc., 6.50%, 12/15/99..........................................         252,312
        350,000  International Lease Finance Corp., 5.75%, 12/15/99.........................         351,109
        300,000  American General Finance, 7.00%, 12/30/99..................................         303,926
        250,000  GMAC, 5.70%, 1/10/00.......................................................         250,509
        199,000  Associates Corp., NA, 6.00%, 3/15/00.......................................         200,152
---------------                                                                               ---------------
 $    9,142,000  TOTAL CORPORATE NOTES
---------------   (Amortized Cost $9,203,262)................................................   $   9,203,262
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 0.9%
 $      290,000  FFCB, 6.49%, 7/19/99
---------------   (Amortized Cost $290,802)..................................................   $     290,802
                                                                                              ---------------

                 MULTI-MODE MUNICIPAL NOTES -- 1.1%
 $      365,000  Bolingbrook, IL, MFH Rev., 5.15%, 5/19/99
---------------   (Amortized Cost $365,000)..................................................   $     365,000
                                                                                              ---------------

                 COMMERCIAL PAPER -- 17.1%
   $  1,600,000  Bridgestone/Firestone, 4/01/99.............................................   $   1,600,000
        815,000  Coop. Assn. of Tractor Dealers, 4/01/99....................................         815,000
      1,600,000  Duke Energy, 4/01/99.......................................................       1,600,000
      1,600,000  New Center Asset Trust, 4/01/99............................................       1,600,000
        150,000  General Electric Capital Corp., 4/05/99....................................         149,915
---------------                                                                              ---------------
 $    5,765,000  TOTAL COMMERCIAL PAPER
---------------  (Amortized Cost $5,764,915)................................................   $   5,764,915
                                                                                              ---------------

 $   33,718,000  TOTAL INVESTMENT SECURITIES-- 100.0%
===============  (Amortized Cost $33,781,988)...............................................   $  33,781,988

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% ..............................           3,233
                                                                                              ---------------
                 NET ASSETS-- 100.0% .......................................................   $  33,785,221
                                                                                              ===============


  See accompanying notes to portfolios of investments and notes to financial statements.


INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
=============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 101.5%                                                    Value
-------------------------------------------------------------------------------------------------------------

                 U.S. TREASURY OBLIGATIONS -- 5.8%
 $    1,000,000  U.S. Treasury Notes, 4.75%, 2/15/04
---------------  (Amortized Cost $1,000,657)`...............................................   $     984,688
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 12.3%
 $    1,000,000  FHLMC, 7.93%, 1/20/05......................................................   $   1,102,557
      1,000,000  FHLMC, 5.125%, 10/15/08....................................................         948,861
         30,000  TVA, 8.05%, 7/15/24........................................................          30,275
---------------                                                                               ---------------
 $    2,030,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------  (Amortized Cost $2,118,110)................................................   $   2,081,693
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 12.1%
 $       63,290  SBA #1987-20A, 8.45%, 1/01/07..............................................   $      66,729
      1,000,000  GNMA #455136, 7.00%, 6/15/28...............................................       1,011,700
      1,000,100  FHLMC #C21763, 6.00%, 2/01/29..............................................         972,948
---------------                                                                               ---------------
 $    2,063,390  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------------  (Amortized Cost $2,062,400)................................................   $   2,051,377
                                                                                              ---------------

                 CORPORATE BONDS -- 51.3%
 $      175,000  Pacific Gas & Electric Co., 6.625%, 6/01/00................................   $     175,567
        350,000  Florida Residential Property & Casualty Co., 7.25%, 7/01/02................         358,042
        259,000  May Department Stores Co., 9.875%, 12/01/02................................         292,937
        660,000  Ford Motor Credit Co., 7.50%, 1/15/03......................................         692,966
        380,000  Bankers Trust Corp., 7.25%, 1/15/03........................................         389,676
         68,000  U.S. Leasing International, Inc., 6.625%, 5/15/03..........................          68,881
        500,000  AT&T Corp., 5.625%, 3/15/04................................................         497,647
         66,000  Kaiser Permanente, 9.55%, 7/15/05..........................................          76,992
        510,000  Honeywell, Inc., 8.625%, 4/15/06...........................................         576,770
      1,000,000  Monsanto Co., 8.13%, 12/15/06..............................................       1,077,990
        500,000  Union Oil of California Corp. Medium Term Notes, 6.70%, 10/15/07...........         498,802
         50,000  Berkley (W.R.) Corp., 9.875%, 5/15/08......................................          59,289
        575,000  General Electric Capital Corp. Medium Term Notes, 7.50%, 6/15/09...........         642,855
        268,000  Super Value Stores, 8.875%, 4/01/16........................................         268,000
         20,000  Union Camp Corp., 8.625%, 4/15/16..........................................          20,721
         35,000  Kraft, Inc., 8.50%, 2/15/17................................................          35,416
        150,000  Deere & Co., 8.95%, 6/15/19................................................         181,027
        439,000  Pennsylvania Power & Light Co., 9.25%, 10/01/19............................         463,540
        115,000  Rohm & Haas Co., 9.80%, 4/15/20............................................         136,128
        165,000  Questar Pipeline Co., 9.375%, 6/01/21......................................         181,447
        120,000  Jersey Central Power & Light Co., 9.20%, 7/01/21...........................         130,382
        500,000  AT&T Corp., 8.125%, 1/15/22................................................         523,288
        675,000  Shopko Stores, Inc., 9.25%, 3/15/22........................................         766,112
         85,000  Southwestern Public Service Co., 8.20%, 12/01/22...........................          91,614
        130,000  Union Electric Co., 8.00%, 12/15/22........................................         135,984
        315,000  Wisconsin Electric Power Co., 7.75%, 1/15/23...............................         326,408

                                                                                                 >

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 101.5% (continued)                                        Value
------------------------------------------------------------------------------------------------------------

 $    8,110,000  TOTAL CORPORATE BONDS
---------------  (Amortized Cost $8,666,437)................................................   $   8,668,481
                                                                                              ---------------

                 MUNICIPAL NOTES -- 10.2%
 $    1,500,000  Chula Vista, CA, Pension Obligation Rev., 8.125%, 8/01/11
---------------  (Amortized Cost $1,724,010)................................................   $   1,718,190
                                                                                              ---------------

                 COMMERCIAL PAPER -- 9.8%
 $    1,655,000  British Petroleum, 4/01/99
---------------  (Amortized Cost $1,655,000)................................................   $   1,655,000
                                                                                              ---------------

 $   16,358,390  TOTAL INVESTMENT SECURITIES-- 101.5%
===============  (Amortized Cost $17,226,614)...............................................   $  17,159,429

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.5%) ............................       ( 247,204 )
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  16,912,225
                                                                                              ---------------

See accompanying notes to portfolios of investments and notes to financial statements.

INTERMEDIATE  TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
============================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 98.7%                                                     Value
------------------------------------------------------------------------------------------------------------

                 U.S. TREASURY OBLIGATIONS -- 18.2%
 $    1,000,000  U.S. Treasury Notes, 7.75%, 2/15/01........................................   $   1,048,125
      1,000,000  U.S. Treasury Notes, 8.00%, 5/15/01........................................       1,058,750
      3,000,000  U.S. Treasury Notes, 7.875%, 8/15/01.......................................       3,184,689
      2,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................       2,115,000
      1,000,000  U.S. Treasury Bonds, 7.50%, 11/15/16.......................................       1,175,000
---------------                                                                               ---------------
 $    8,000,000  TOTAL U.S. TREASURY OBLIGATIONS
---------------  (Amortized Cost $8,187,931)................................................   $   8,581,564
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 68.6%
 $    1,113,000  FHLB Discount Notes, 4/01/99...............................................   $   1,113,000
      1,000,000  SLMA Medium Term Notes, 7.50%, 7/02/01.....................................       1,045,619
      2,000,000  FHLB Notes, 7.31%, 7/06/01.................................................       2,084,298
      2,000,000  FHLB Medium Term Notes, 8.43%, 8/01/01.....................................       2,133,190
      2,000,000  FNMA Notes, 7.55%, 4/22/02.................................................       2,118,314
      2,000,000  FNMA Notes, 5.125%, 2/13/04................................................       1,963,330
      2,000,000  FHLMC Notes, 6.80%, 7/09/04................................................       2,049,400
      2,000,000  FHLMC Notes, 8.53%, 11/18/04...............................................       2,042,992
      2,000,000  FHLMC Notes, 7.65%, 5/10/05................................................       2,047,910
      1,400,000  FNMA Notes, 6.26%, 1/24/06.................................................       1,394,938
      2,500,000  FNMA Notes, 6.21%, 1/26/06.................................................       2,486,285
      2,000,000  FNMA Notes, 6.06%, 2/03/06.................................................       1,996,732
      1,000,000  FHLMC Notes, 6.345%, 2/15/06...............................................       1,002,556
      2,000,000  FNMA Notes, 6.64%, 7/02/07.................................................       2,101,846
      2,500,000  FHLMC Notes, 5.75%, 4/15/08................................................       2,477,412
      1,000,000  FHLMC Notes, 5.125%, 10/15/08..............................................         948,861
      2,203,000  RFCO STRIPS, 10/15/08......................................................       1,278,266
      2,000,000  FNMA Notes, 6.96%, 9/05/12.................................................       2,099,344
---------------                                                                               ---------------
 $   32,716,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------  (Amortized Cost $31,783,484)...............................................   $  32,384,293
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.9%
 $    1,665,352  FNMA  #380592, 6.17%, 8/01/08..............................................   $   1,670,110
      1,999,800  GNMA #455136, 7.00%, 6/15/28...............................................       2,030,602
      1,990,752  FHLMC #C19286, 6.00%, 12/01/28.............................................       1,937,137
---------------                                                                               ---------------
 $    5,655,904  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------------  (Amortized Cost $5,680,652)................................................   $   5,637,849
                                                                                             ---------------

 $   46,371,904  TOTAL INVESTMENT SECURITIES-- 98.7%
===============  (Amortized Cost $45,652,067)...............................................   $  46,603,706

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.3% ..............................         626,060
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  47,229,766
                                                                                              ---------------

See accompanying notes to portfolios of investments and notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
============================================================================================================
       Par                                                                                          Market
      Value      INVESTMENT SECURITIES -- 99.1%                                                     Value
------------------------------------------------------------------------------------------------------------

                 ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
                 MORTGAGE-BACKED SECURITIES (Note D) -- 79.3%
 $      880,828  FNMA #70907, 6.737%, 3/01/18...............................................   $     907,385
        876,218  FHLMC #605793, 6.702%, 5/01/18.............................................         896,888
        825,801  FNMA #70614, 6.644%, 10/01/18..............................................         845,381
        266,103  FNMA #70635, 6.461%, 6/01/20...............................................         269,256
      1,182,694  FHLMC #846013, 7.312%, 6/01/22.............................................       1,212,829
      1,013,781  GNMA #8217, 6.875%, 6/20/23................................................       1,034,249
        992,013  FNMA #70176, 6.677%, 8/01/27...............................................       1,016,754
      1,269,795  FNMA #70243, 6.611%, 3/01/28...............................................       1,301,984
---------------                                                                               ---------------
 $    7,307,233  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
---------------
                 MORTGAGE-BACKED SECURITIES
                 (Amortized Cost $7,432,166)................................................   $   7,484,726
                                                                                              ---------------

                 FIXED RATE U.S. GOVERNMENT AGENCY
                 MORTGAGE-BACKED SECURITIES -- 12.0%
 $    1,121,000  FNMA #1997-42H, 7.00%, 12/17/19
---------------  (Amortized Cost $1,141,318)................................................   $   1,131,224
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES-- 7.8%
 $      740,000  FHLB Discount Notes, 4/01/99
---------------   (Amortized Cost $740,000)..................................................   $     740,000
                                                                                              ---------------

 $    9,168,233  TOTAL INVESTMENT SECURITIES-- 99.1%
===============   (Amortized Cost $9,313,484)................................................   $   9,355,950

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ..............................          85,675
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $   9,441,625
                                                                                              ---------------

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 1999 (Unaudited)
================================================================================
A.  REPURCHASE AGREEMENTS
Repurchase agreements are fully collateralized by U.S. Government obligations.

B.  FLOATING RATE NOTES
A floating rate note is a security whose terms provide for the periodic readjustment of its interest rate whenever a specified interest rate index changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.  VARIABLE RATE DEMAND NOTES
A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

D. ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES Adjustable rate U.S. Government agency mortgage-backed securities are mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:
COP - Certificate of Participation
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
RFCO - Resolution Funding Corporation
SBA - Small Business Administration
SLMA - Student Loan Marketing Association
STRIPS - Separate Trading of Registered Interest and Principal of Securities TVA - Tennessee Valley Authority

COUNTRYWIDE INVESTMENT TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

SHAREHOLDER SERVICES
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
H. Jerome Lerner
Howard J. Levine
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Investment Trust.